Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 1,795,402	¥ 1,514,010
Domestic, Japan | Pension benefits and SIPs | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	899,855	690,781
Domestic, Japan | Pension benefits and SIPs | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	11,876	12,351
Domestic, Japan | Pension benefits and SIPs | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	854,076	787,999
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	74,802	71,753
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	203,075	120,108
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	195,320	186,555
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	290,985	332,691
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	89,894	76,892
Domestic, Japan | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	941,326	726,011
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	88,717	105,867
Foreign offices and subsidiaries | Pension benefits | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	88,717	105,867
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	5,983	12,136
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	50,248	63,759
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Common collective funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 32,294	¥ 29,756